Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2020 and 2021 and for each of the three years in the period ended December 31, 2021 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	59,929	64,896
Short-term investments	227,560	59,105
Prepaid expenses and other current assets	55,493	54,235
Total current assets	379,715	208,932
Right-of-use assets	310,946	291,492
Total non-current assets	687,722	660,990
Total assets	1,067,437	869,922
Accrued expenses and other current liabilities	175,900	197,467
Deferred revenue, current	435,254	295,958
Lease liabilities, current	15,833	8,366
Total current liabilities	626,987	501,791
Deferred revenue, non-current	468,577	257,071
Lease liabilities, non-current	340,763	318,598
Total liabilities	1,439,665	1,080,735

As of December 31, 2020 and 2021, the VIEs and VIEs' subsidiaries accounted for an aggregate of 32.7% and 33.6% of the Group's consolidated total assets, respectively, and 32.2% and 30.0% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	2,049,461	1,042,693	537,273
Net income/(loss)	590,728	(446,621)	(183,346)
Net cash used in operating activities	(480,084)	(1,663,110)	(514,536)
Net cash generated from/(used in) investing activities	522,104	(214,045)	177,164
Net cash generated from financing activities	—	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:
Category	Estimated useful life
Computer software	3 years
License	5 years